Note 6 - Intangible Assets: Schedule of territory and franchise rights of the company (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Details
Territory and franchise rights	$ 2,058,595	$ 1,926,194
Less: Accumulated amortization	(1,225,887)	(1,028,348)
Prepaid franchise and territory rights fees, net	$ 832,708	$ 897,846